Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Profit attributable to the ordinary shareholders of the parent company
	2018	2017	2016
	$m	$m	$m
Profit attributable to shareholders of the parent company	13,727	10,798	2,479
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,029)	(1,025)	(1,090)
Year ended 31 Dec	12,608	9,683	1,299

Basic and diluted earnings per share
		2018			2017			2016
		Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	12,608	19,896	0.63	9,683	19,972	0.48	1,299	19,753	0.07
Effect of dilutive potential ordinary shares			87			100			92
Diluted	1	12,608	19,983	0.63	9,683	20,072	0.48	1,299	19,845	0.07

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).